Bank borrowings	12 Months Ended
Dec. 31, 2025
Bank borrowings
Bank borrowings

17.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2025
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	121,151	19,000	14,019	33,019
Borrowings from receivable factoring facility (Note 9)	70,500	—	36,856	36,856
Other loans	—	41,136	29,001	70,137
Total		60,136	79,876	140,012

	2024
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	62,334	—	35,059	35,059
Other loans	—	13,911	8,192	22,103
Total		13,911	43,251	57,162

Credit facilities

In June 2022, a Company subsidiary entered into a five-year, $100 million asset-based revolving credit facility (the “ABL Revolver”), with the Bank of Montreal as lender and agent. The maximum amount available under the ABL Revolver is subject to a borrowing base test comprising North American inventory and accounts receivable. The revolver bears interest at SOFR plus a spread of between 150/175 basis points depending on levels of utilization.

For the year ended December 31, 2025 and 2024, the Company drew down $45,100 thousand and $32,000 thousand, respectively, and $26,100 thousand were repaid in 2025 (fully repaid in 2024), yielding an outstanding balance of $19,000 thousand as of the end of 2025 (no balance due as of the end of 2024).

Under the ABL credit agreement, the borrowers commit to respect usual affirmative covenants, among others: communicating any default or event of default, a change of control, the creation of acquisition of subsidiaries, a casualty or damage to any material used as collateral, maintenance of insurance, compliance with ERISA and the Canadian Pension Laws, and compliance with environmental laws. The borrowers also commit not to create or incur any indebtedness, capital leases in excess of $7.5 million, create liens, merge, dissolve, divide any borrowers, change the nature of the business, pay dividends, repay indebtedness for the account of holder of Equity Interests of any Loan Party or its affiliates, maintain a financial covenant consolidated fixed charge coverage ratio to be less than 1.00 to 1.00.

In December 2024, Ferroglobe South Africa as borrower, Ferroglobe PLC as a guarantor and ABSA bank entered into the ABSA financing facility for a total amount of up to ZAR 350 million ($21.2 million). The amount available for drawdown is calculated based on collateral composed of eligible receivables and inventory. Drawdowns accrue interest at the Prime Rate (ZAR) less 1.18%. For the year ended December 31, 2025, ABSA provided upfront cash consideration of $50,550 thousand and the Company has repaid $37,926 thousand, recognizing bank borrowing debt of $14,019 thousand as of December 31, 2025. As of December 31, 2024, there was no drawdown under this facility.

Additionally, a Spanish Company subsidiary benefits from a financing facility of €10 million ($11.75 million), only available for the issuance of import letters of credit payable either on sight or with a payment deferral of up to 60 days after presentation for collection by the exporter. During 2025 and 2024, the Group made total drawdowns on this facility of $44,353 thousand and $42,142 thousand, respectively (gross of related repayments) throughout the year which has been fully repaid, yielding no balance due as of December 31, 2025 and December 31, 2024.

Borrowings from receivable factoring facility

In 2020, the Company signed a factoring agreement with a financial institution, to anticipate the collection of receivables issued by the Company’s European entities. See Note 9 for further details.

Other Loans

Vagalume loan: In December 2025, a Company subsidiary entered into a loan agreement with Bankinter to borrow an aggregate principal amount of €18,000 thousand ($21,150 thousand) to finance its capital expenditure activities related to the construction of a biocarbon plant at our Sabón plant. The loan is to be repaid over a six-year period, with payments deferred for the first year. The loan bears a fixed 3.2% interest rate during the first year and Euribor 12-month plus 1%  for the remaining years.

Bankinter loan: In December 2025, one of the Company’s Spanish subsidiaries entered in a loan agreement with Bankinter to borrow an aggregate principal of €20,000 thousand ($23,500 thousand). This loan is guaranteed by an external credit insurer. The outstanding debt balance is due for repayment in one instalment on November 18, 2026. This facility bears interest at Euribor 1-month plus 0.50%.

New Market Tax Credit Structure: In June 2022, the Company, through one of its subsidiaries, and United Bank (“Investor”) invested through the New Markets Tax Credit (“NMTC”) program in the US to reactivate the Company’s plant in Selma, Alabama. The reactivation of the plant in Selma, Alabama, in 2022 resulted in us being granted with a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program. The loan is to be repaid by 2029 and carries a fixed interest rate of 3.57% per annum.

CO2 indirect Loan: In December 2024, one of the Company’s French subsidiaries entered into a loan agreement with Banque Palatine to borrow an aggregate principal of €7,000 thousand ($7,272 thousand) bearing interest at Euribor 3-month plus 1%. This loan was guaranteed by a pledge on a future receivable consisting of the Anglefort plant CO2 compensation credits to be received from the French Government in the first half of 2025. This loan was repaid in July 2025.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings consists of the following at December 31:

	2025
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	32,230	—	32,230
Borrowings in EUR	27,906	62,266	90,172
Borrowings in other currencies	—	17,610	17,610
Total	60,136	79,876	140,012

	2024
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	18	13,248
Borrowings in EUR	681	43,233	43,914
Total	13,911	43,251	57,162

Contractual maturity of bank borrowings

The contractual maturity of bank borrowings at December 31, 2025, was as follows:

	2025
	2026	2027	2029	2030	2031	2032	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Credit facilities	14,019	19,000	—	—	—	—	33,019
Borrowings from supplier factoring facility	36,856	—	—	—	—	—	36,856
Other loans	29,001	—	13,230	3,231	21,150	3,525	70,137
Total	79,876	19,000	13,230	3,231	21,150	3,525	140,012